Operating Lease (Details) - Schedule of Other information about the Company’s Leases - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Other information about the Company’s Leases [Abstract]
Operating cash flows used in operating leases	$ 376,638	$ 293,214
Weighted average remaining lease term (years)	1 year 9 months 21 days	2 years 3 months 29 days
Weighted average discount rate	4.75%	4.75%